Loans payable	12 Months Ended
Dec. 31, 2018
Loans Payable
20. Loans payable

Loans payable represent borrowings from various individuals and companies through various securities exchanges and loans from shareholders. The average annual interest rates was approximately 9.7% and 9.6% at December 31, 2017 and 2018, respectively.

	As at December 31,
	2017	2018
	RMB’000	RMB’000

Loans payable to third parties	216,370	110,917
Loans payable to related parties(1)	-	79,500
Loan payable to a shareholder(2)	10,000	10,000
Total	226,370	200,417

During the year, the Company entered into a number of financing agreements with Nanjing Securities Exchange for about RMB32.9 million and accounted for these arrangements as loans payable. Those agreements have due days ranging from September 2018 to January 2019. As of December 31, 2018, about RMB25.8 million loans payable were outstanding. The Company is in negotiation with Nanjing Securities Exchange to reschedule the outstanding balance over ten monthly instalments from October 2018 to November 2019. As of March 31, 2019, the outstanding loans payable was RMB15.9 million due to repayments.

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(1) See Note 29 of Notes to the Consolidated Financial Statements, sub-sections 3.1 and 3.2 of Section 3. Loans payable to related parties for detailed disclosure.

(2) See Note 29 of Notes to the Consolidated Financial Statements, sub-section 4.1 of Section 4. Loans payable to shareholders for detailed disclosure.